Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Nonvested Share Activity [Table Text Block]
		Weighted		Weighted
		average		average
	Number of	grant-date		grant-date
	nonvested	fair value	Number of	fair value
	shares	(per share)	RSUs	(per RSU)
		US$		US$
Nonvested at December 31, 2011	4,916,321	1.86	1,898,750	1.55
Awarded	4,270,000	1.62	-	-
Vested	(113,474)	1.45	(949,375)	1.55
Nonvested at December 31, 2012	9,072,847	1.75	949,375	1.55

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	Intrinsic
	options	price	life	Value
		US$	Years	US$
Outstanding, December 31, 2011	1,041,804	0.78	2.25	708,427
Forfeited	(3,963)	0.78
Exercised	(99,008)	0.78

Outstanding, December 31, 2012	938,833	0.78	1.25	1,097,083
Vested and expected to vest at December 31, 2012	938,833	0.78	1.25	1,097,083
Exercisable at December 31, 2012	938,833	0.78	1.25	1,097,083

Schedule of Share-based Compensation Arrangements by Share-based Compensation Cost [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenues	1,007	423	872	140
Research and development costs	6,864	7,316	8,231	1,321
Sales, marketing and distribution expenses	907	815	720	116
General and administrative expenses	15,720	12,639	13,021	2,090

Charged to income statement	24,498	21,193	22,844	3,667
Capitalized as property, plant and equipment	189	319	415	67
Capitalized as inventory	-	277	402	65
Total share-based compensation cost	24,687	21,789	23,661	3,799